ADVANCE TO SUPPLIERS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ADVANCES TO SUPPLIERS	ADVANCE TO SUPPLIERS
12.1Accounting policies
Represent the advance payment made for goods or services to be delivered in the future. Such amounts are presented net of provision for loss.
12.2Breakdown of advances to suppliers

	December 31,
Description	2025	2024

Local currency	152,533	138,352
Foreign currency	271,997	205,203
Provision for loss	(52,936)	(69,273)
	371,594	274,282

The movement of the provision for losses on advance to suppliers is presented below:

	December,31
Description	2025	2024

Balances at the beginning of the year	(69,273)	(28,676)
Additions	(13,013)	(46,559)
Reversal	29,350	5,962
Balances at the end of the year	(52,936)	(69,273)